UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kamunting Street Capital Management, L.P.
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Address:   140 EAST 45TH STREET, 15TH FLOOR
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           NEW YORK, NY 10017
           --------------------------------------------------

Form 13F File Number:  028-11244
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kamunting Street Management, L.L.C.
           --------------------------------------------------
Title:     Allan C. Teh, Managing Member
           --------------------------------------------------
Phone:     212-490-4350
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Allan C. Teh           NEW YORK, NY                 8/14/09
       ------------------------   ------------------------------  ----------
             [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        34
                                               -------------

Form 13F Information Table Value Total:        $146,667
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.         Form 13F File Number            Name
NONE

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                                                         FORM 13F INFORMATION TABLE
             COLUMN 1          COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
                                                           VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS      CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS     SOLE   SHARED   NONE
ADVANCED MICRO DEVICES INC   NOTE 5.750% 8/1   007903AN7    7,625  12,500,000 PRN         SOLE             12,500,000    0       0
ADVANCED MICRO DEVICES INC   NOTE 6.000$ 5/0   007903AL1    8,094  17,500,000 PRN         SOLE             17,500,000    0       0
AMERICREDIT CORP             NOTE 0.750% 9/1   03060RAP6    7,500  10,000,000 PRN         SOLE             10,000,000    0       0
AMERICREDIT CORP             NOTE 2.125% 9/1   03060RAR2    2,600   4,000,000 PRN         SOLE              4,000,000    0       0
ASBURY AUTOMOTIVE GROUP INC  NOTE 3.000% 9/1   043436AG9    1,748   2,462,000 PRN         SOLE              2,462,000    0       0
CELL THERAPEUTICS INC        NOTE 4.000% 7/0   150934AF4    1,305   1,740,000 PRN         SOLE              1,740,000    0       0
CELL THERAPEUTICS INC        NOTE 7.500% 4/3   150934AK3    1,520   2,000,000 PRN         SOLE              2,000,000    0       0
CENTRAL EUROPEAN DIST CORP   NOTE 3.000% 3/1   153435AA0    2,354   3,500,000 PRN         SOLE              3,500,000    0       0
CHENIERE ENERGY INC          NOTE 2.250% 8/0   16411RAE9    1,425   3,750,000 PRN         SOLE              3,750,000    0       0
CIT GROUP INC                8.75%PFD SER C    125581603    4,005     237,000 SH          SOLE                237,000    0       0
COMPUCREDIT CORP             NOTE 5.875%11/3   20478NAD2      938   3,750,000 PRN         SOLE              3,750,000    0       0
DECODE GENETICS INC          NOTE 3.500% 4/1   243586AB0      154   2,442,000 PRN         SOLE              2,442,000    0       0
EQUINIX INC                  NOTE 4.750% 6/1   29444UAH9   10,625  10,000,000 PRN         SOLE             10,000,000    0       0
EVERGREEN SOLAR INC          NOTE 4.000% 7/1   30033RAC2    2,850   7,500,000 PRN         SOLE              7,500,000    0       0
FIFTH THIRD BANCORP          CNV PFD DEP1/250  316773209   10,572     120,000 SH          SOLE                120,000    0       0
FORD MTR CO CAP TR II        PFD TR CV6.5%     345395206    4,389     199,500 SH          SOLE                199,500    0       0
FORD MTR CO DEL              NOTE 4.250%12/1   345370CF5   20,022  23,700,000 PRN         SOLE             23,700,000    0       0
GLOBAL INDS LTD              DBCV 2.750% 8/0   379336AE0   10,458  23,500,000 PRN         SOLE             23,500,000    0       0
HEADWATERS INC               NOTE 2.500% 2/0   42210PAD4    1,618   3,657,000 PRN         SOLE              3,657,000    0       0
HUMAN GENOME SCIENCES INC    NOTE 2.250%10/1   444903AK4    1,210   2,000,000 PRN         SOLE              2,000,000    0       0
KEYCORP NEW                  PFD 7.75% SR A    493267405    2,606      37,500 SH          SOLE                 37,500    0       0
KULICKE & SOFFA INDS INC     NOTE 0.875% 6/0   501242AT8      665   1,000,000 PRN         SOLE              1,000,000    0       0
LG DISPLAY CO LTD            SPONS ADR REP     50186V102      138      10,500 SH          SOLE                 10,500    0       0
LIVE NATION INC              NOTE 2.875% 7/1   538034AB5    1,153   2,250,000 PRN         SOLE              2,250,000    0       0
LUCENT TECHNOLOGIES INC      DBCV 2.875% 6/1   549463AH0    5,306   7,500,000 PRN         SOLE              7,500,000    0       0
MAXTOR CORP                  NOTE 2.375% 8/1   577729AE6      860   1,000,000 PRN         SOLE              1,000,000    0       0
MICRON TECHNOLOGY INC        NOTE 1.875% 6/0   595112AH6   11,432  19,500,000 PRN         SOLE             19,500,000    0       0
OMNICARE CAP TR II           PFD B TR 4.00%    68214Q200    3,905     110,000 SH          SOLE                110,000    0       0
POWERWAVE TECHNOLOGIES INC   SDCV 3.875%10/0   739363AF6    1,150   2,500,000 PRN         SOLE              2,500,000    0       0
SANDISK CORP                 NOTE 1.000% 5/1   80004CAC5    5,313   8,500,000 PRN         SOLE              8,500,000    0       0
SUNTECH PWR HLDGS CO LTD     NOTE 3.000% 3/1   86800CAE4    4,463   6,000,000 PRN         SOLE              6,000,000    0       0
UAL CORP                     NOTE 4.500% 6/3   902549AH7    4,258  13,000,000 PRN         SOLE             13,000,000    0       0
UAL CORP                     DBCV 5.000% 2/0   902549AE4      600   1,500,000 PRN         SOLE              1,500,000    0       0
VIROPHARMA INC               NOTE 2.000% 3/1   928241AH1    3,806   7,000,000 PRN         SOLE              7,000,000    0       0

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